Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust
CIK	dei_EntityCentralIndexKey	0001318342
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Jun. 30, 2015
Effective Date	dei_DocumentEffectiveDate	Jun. 30, 2015
Prospectus Date	rr_ProspectusDate	Mar. 04, 2015